UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2016 – September 30, 2016

Item 1.  Schedule of Investments.

LEBENTHAL LISANTI SMALL CAP GROWTH FUND SCHEDULE OF INVESTMENTS (Unaudited) SEPTMBER 30, 2016

Shares	Security Description	Value
Common Stock - 98.3%
Consumer Discretionary - 11.7%
19,035	American Eagle Outfitters, Inc.	$339,965
3,865	Burlington Stores, Inc. (a)	313,142
4,675	Dave & Buster's Entertainment, Inc. (a)	183,167
8,895	Duluth Holdings, Inc., Class B (a)	235,807
7,390	Fox Factory Holding Corp. (a)	169,748
14,635	Francesca's Holdings Corp. (a)	225,818
1,610	Jack in the Box, Inc.	154,463
9,180	Ollie's Bargain Outlet Holdings, Inc. (a)	240,608
13,860	Planet Fitness, Inc., Class A (a)	278,170
1,920	Pool Corp.	181,478
6,690	Steven Madden, Ltd. (a)	231,207
1,535	Vail Resorts, Inc.	240,811
		2,794,384
Consumer Staples - 1.5%
7,030	Amplify Snack Brands, Inc. (a)	113,886
8,440	elf Beauty, Inc. (a)	237,333
		351,219
Energy - 5.4%
15,885	Callon Petroleum Co. (a)	249,395
12,240	Parsley Energy, Inc., Class A (a)	410,162
13,450	US Silica Holdings, Inc.	626,232
		1,285,789
Financial Services - 5.7%
4,380	CyrusOne, Inc. REIT	208,357
14,644	Kinsale Capital Group, Inc.	322,168
2,100	LendingTree, Inc. (a)	203,511
4,415	Pinnacle Financial Partners, Inc.	238,763
10,070	Western Alliance Bancorp. (a)	378,028
		1,350,827
Health-Care - 25.3%
2,200	AMN Healthcare Services, Inc. (a)	70,114
8,970	ARIAD Pharmaceuticals, Inc. (a)	122,799
12,020	Cardiovascular Systems, Inc. (a)	285,355
1,910	Clovis Oncology, Inc. (a)	68,855
4,640	Cynosure, Inc., Class A (a)	236,362
8,000	Dermira, Inc. (a)	270,560
6,060	Glaukos Corp. (a)	228,704
5,170	HealthEquity, Inc. (a)	195,684
14,410	HMS Holdings Corp. (a)	319,470
7,120	Inogen, Inc. (a)	426,488
5,935	Insulet Corp. (a)	242,979
7,420	Masimo Corp. (a)	441,416
5,099	Medpace Holdings, Inc. (a)	152,256
3,710	Nektar Therapeutics (a)	63,738
6,030	Neurocrine Biosciences, Inc. (a)	305,359
Shares	Security Description	Value
Health-Care (continued)
2,545	Nevro Corp. (a)	$265,673
5,675	NuVasive, Inc. (a)	378,295
3,125	Omnicell, Inc. (a)	119,687
1,760	Penumbra, Inc. (a)	133,742
3,070	PRA Health Sciences, Inc. (a)	173,486
4,255	Radius Health, Inc. (a)	230,153
3,715	Repligen Corp. (a)	112,156
1,590	Sarepta Therapeutics, Inc. (a)	97,642
2,890	Supernus Pharmaceuticals, Inc. (a)	71,470
5,695	The Spectranetics Corp. (a)	142,888
3,875	Veeva Systems, Inc., Class A (a)	159,960
18,530	Vocera Communications, Inc. (a)	313,157
10,650	Zeltiq Aesthetics, Inc. (a)	417,693
		6,046,141
Industrials - 12.5%
6,355	Astec Industries, Inc.	380,474
3,420	Beacon Roofing Supply, Inc. (a)	143,879
1,705	Dycom Industries, Inc. (a)	139,435
5,150	HEICO Corp.	356,380
5,685	John Bean Technologies Corp.	401,077
8,515	Knight Transportation, Inc.	244,295
34,040	Mueller Water Products, Inc., Class A	427,202
13,370	Swift Transportation Co. (a)	287,054
6,375	Trex Co., Inc. (a)	374,340
3,765	WageWorks, Inc. (a)	229,326
		2,983,462
Materials - 2.9%
10,300	Berry Plastics Group, Inc. (a)	451,655
12,515	United States Steel Corp.	236,033
		687,688
Technology - 32.8%
8,525	2U, Inc. (a)	326,422
10,735	3D Systems Corp. (a)	192,693
4,770	Advanced Energy Industries, Inc. (a)	225,716
3,305	Alarm.com Holdings, Inc. (a)	95,382
3,235	Belden, Inc.	223,183
9,650	Black Knight Financial Services, Inc., Class A (a)	394,685
2,460	Coherent, Inc. (a)	271,928
5,405	CommVault Systems, Inc. (a)	287,168
5,890	Cornerstone OnDemand, Inc. (a)	270,645
3,405	Electronics For Imaging, Inc. (a)	166,573
2,900	Ellie Mae, Inc. (a)	305,370
2,695	Fabrinet (a)	120,170
4,335	FARO Technologies, Inc. (a)	155,843
6,370	Gigamon, Inc. (a)	349,076
4,345	HubSpot, Inc. (a)	250,359
8,325	Inphi Corp. (a)	362,221

LEBENTHAL LISANTI SMALL CAP GROWTH FUND SCHEDULE OF INVESTMENTS (Unaudited) SEPTMBER 30, 2016

Shares	Security Description	Value
Technology (continued)
2,360	Itron, Inc. (a)	$131,594
1,295	Littelfuse, Inc.	166,809
8,620	Lumentum Holdings, Inc. (a)	360,057
6,145	MKS Instruments, Inc.	305,591
6,205	Monolithic Power Systems, Inc.	499,502
19,690	NeoPhotonics Corp. (a)	321,735
8,425	Nutanix, Inc. (a)	311,725
12,870	Oclaro, Inc. (a)	110,039
3,920	Paycom Software, Inc. (a)	196,510
4,830	Proofpoint, Inc. (a)	361,525
11,240	Q2 Holdings, Inc. (a)	322,138
4,580	Shopify, Inc., Class A (a)	196,574
7,625	Varonis Systems, Inc. (a)	229,513
9,930	Zendesk, Inc. (a)	304,950
		7,815,696
Telecommunications - 0.5%
11,790	ORBCOMM, Inc. (a)	120,847
Total Common Stock (Cost $20,180,199)		23,436,053
Total Investments - 98.3% (Cost $20,180,199)*		$23,436,053
Other Assets & Liabilities, Net – 1.7%		406,217
Net Assets – 100.0%		$23,842,270

REIT Real Estate Investment Trust
(a) Non-income producing security.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$3,401,287
Gross Unrealized Depreciation	(145,433)
Net Unrealized Appreciation	$3,255,854

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2016.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$23,436,053
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$23,436,053

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2016.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

POLARIS GLOBAL VALUE FUND SCHEDULE OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2016

Shares	Security Description	Value
Common Stock - 99.3%
Australia - 2.1%
152,900	BHP Billiton PLC, ADR	$4,645,102
497,400	WorleyParsons, Ltd. (a)	3,171,106
		7,816,208
Austria - 1.5%
101,700	ANDRITZ AG	5,535,724
Belgium - 1.5%
49,670	Solvay SA, Class A	5,744,277
Canada - 1.0%
108,237	Methanex Corp.	3,856,090
Finland - 3.8%
155,410	Caverion Corp.	1,195,871
108,876	Kone Oyj, Class B	5,524,553
149,320	Konecranes Oyj	5,290,473
264,210	YIT Oyj	2,128,057
		14,138,954
France - 4.5%
26,065	Christian Dior SE	4,671,640
47,900	Cie Generale des Etablissements Michelin, Class B	5,297,979
65,441	Imerys SA	4,726,158
66,707	IPSOS	2,178,368
		16,874,145
Germany - 9.9%
38,900	BASF SE	3,325,877
248,664	Deutsche Telekom AG	4,167,701
119,890	Freenet AG	3,505,004
42,500	Hannover Rueck SE	4,551,756
95,486	LANXESS AG	5,931,707
31,200	Linde AG	5,302,838
22,600	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	4,214,358
77,500	Symrise AG	5,678,896
		36,678,137
India - 1.1%
257,420	Infosys, Ltd., ADR	4,062,088
Shares	Security Description	Value
Ireland - 2.4%
2,089,890	Greencore Group PLC	$9,088,056
Israel - 0.8%
65,600	Teva Pharmaceutical Industries, Ltd., ADR	3,018,256
Italy - 0.4%
1,045,169	TREVI - Finanziaria Industriale SpA (a)	1,437,086
Japan - 3.7%
141,600	Asahi Group Holdings, Ltd.	5,119,132
143,100	KDDI Corp.	4,395,804
353,300	Showa Denko KK	4,414,290
		13,929,226
Norway - 2.7%
336,096	DNB ASA	4,401,627
483,229	SpareBank 1 SR-Bank ASA	2,756,266
87,900	Yara International ASA	2,920,251
		10,078,144
Puerto Rico - 1.4%
132,900	Popular, Inc.	5,079,438
Russian Federation - 0.6%
226,900	Sberbank of Russia, ADR	2,127,868
South Korea - 2.9%
103,200	Kia Motors Corp.	3,949,589
4,661	Samsung Electronics Co., Ltd.	6,762,862
		10,712,451
Sweden - 4.7%
305,200	Duni AB, Class A	4,642,677
114,502	Investor AB, Class B	4,186,982
138,703	Loomis AB, Class B	4,284,550
321,700	Svenska Handelsbanken AB, Class A	4,421,181
		17,535,390
Switzerland - 1.9%
22,544	Chubb, Ltd.	2,832,654
52,500	Novartis AG	4,128,667
		6,961,321

POLARIS GLOBAL VALUE FUND SCHEDULE OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2016

Shares	Security Description	Value
Thailand - 2.8%
1,341,500	Siam Commercial Bank PCL, Series F	$5,729,928
2,468,350	Thai Oil PCL	4,879,710
		10,609,638
United Kingdom - 9.6%
853,227	Barratt Developments PLC	5,466,512
1,101,523	BBA Aviation PLC	3,567,918
181,588	Bellway PLC	5,575,801
227,389	International Game Technology PLC	5,543,744
242,176	Persimmon PLC	5,697,217
518,044	Standard Chartered PLC (a)	4,218,798
2,754,620	Taylor Wimpey PLC	5,501,985
		35,571,975
United States - 40.0%
17,389	Allergan PLC (a)	4,004,861
70,900	ALLETE, Inc.	4,227,058
185,050	Ameris Bancorp	6,467,498
36,600	Anthem, Inc.	4,586,346
110,500	Avnet, Inc.	4,537,130
121,920	BNC Bancorp	2,965,095
202,300	Brookline Bancorp, Inc.	2,466,037
61,200	Capital One Financial Corp.	4,395,996
45,451	Carter's, Inc.	3,941,056
169,774	Colony Bankcorp, Inc. (a)	1,679,065
228,300	Dime Community Bancshares, Inc.	3,826,308
96,673	FairPoint Communications, Inc. (a)	1,452,995
127,700	Franklin Resources, Inc.	4,542,289
898,614	Frontier Communications Corp.	3,738,234
32,167	General Dynamics Corp.	4,991,032
80,500	Hewlett Packard Enterprise Co.	1,831,375
125,100	HP, Inc.	1,942,803
103,224	Independent Bank Corp.	5,583,386
167,963	International Bancshares Corp.	5,001,938
82,500	JPMorgan Chase & Co.	5,493,675
80,582	Marathon Petroleum Corp.	3,270,823
87,200	Microsoft Corp.	5,022,720
40,444	NextEra Energy, Inc.	4,947,110
42,965	Praxair, Inc.	5,191,461
61,733	Quest Diagnostics, Inc.	5,224,464
246,024	Regal Entertainment Group, Class A	5,351,022
141,897	Southwest Bancorp, Inc.	2,694,624
30,300	The J.M. Smucker Co.	4,106,862
Shares	Security Description	Value
United States - (continued)
234,600	The Western Union Co.	$4,884,372
42,384	UnitedHealth Group, Inc.	5,933,760
92,651	Verizon Communications, Inc.	4,815,999
263,200	Web.com Group, Inc. (a)	4,545,464
117,738	Webster Financial Corp.	4,475,221
104,600	WESCO International, Inc. (a)	6,431,854
420,100	Xerox Corp.	4,255,613
		148,825,546
Total Common Stock (Cost $296,946,080)		369,680,018

Principal	Security Description	Rate	Maturity	Value
Short-Term Investments - 0.0%
Certificates of Deposit - 0.0%
$33,334	Middlesex Federal Savings Bank	1.34%	06/18/17	33,334
33,360	Salem Five Financial	0.25	11/25/16	33,360
Total Certificates of Deposit (Cost $66,694)				66,694
Total Short-Term Investments (Cost $66,694)				66,694
Total Investments - 99.3% (Cost $297,012,774)*				$369,746,712
Other Assets & Liabilities, Net – 0.7%				2,441,068
Net Assets – 100.0%				$372,187,780

ADR	American Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company
(a)	Non-income producing security.

POLARIS GLOBAL VALUE FUND SCHEDULE OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2016

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$92,573,474
Gross Unrealized Depreciation	(19,839,536)
Net Unrealized Appreciation	$72,733,938
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2016.
Level 1	Level 2	Level 3	Total
Investments At Value
Common Stock
Australia	$7,816,208	$-	$-	$7,816,208
Austria	5,535,724	-	-	5,535,724
Belgium	5,744,277	-	-	5,744,277
Canada	3,856,090	-	-	3,856,090
Finland	14,138,954	-	-	14,138,954
France	16,874,145	-	-	16,874,145
Germany	36,678,137	-	-	36,678,137
India	4,062,088	-	-	4,062,088
Ireland	9,088,056	-	-	9,088,056
Israel	3,018,256	-	-	3,018,256
Italy	1,437,086	-	-	1,437,086
Japan	13,929,226	-	-	13,929,226
Norway	10,078,144	-	-	10,078,144
Puerto Rico	5,079,438	-	-	5,079,438
Russian Federation	2,127,868	-	-	2,127,868
South Korea	10,712,451	-	-	10,712,451
Sweden	17,535,390	-	-	17,535,390
Switzerland	6,961,321	-	-	6,961,321
Thailand	5,729,928	4,879,710	-	10,609,638
United Kingdom	35,571,975	-	-	35,571,975
United States	148,825,546	-	-	148,825,546
Certificates of Deposit	-	66,694	-	66,694
Total Investments At Value	$364,800,308	$4,946,404	$-	$369,746,712

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2016.

POLARIS GLOBAL VALUE FUND SCHEDULE OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2016

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.
Common Stock
Balance as of 12/31/15	$23,983
Realized Gain/(Loss)	(1,540,812)
Change in Unrealized Appreciation/(Depreciation)	1,804,554
Sales	(287,725)
Balance as of 9/30/16	$-
Net change in unrealized depreciation from investments held as of 9/30/16	$-

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

THE BEEHIVE FUND SCHEDULE OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2016

Shares	Security Description	Value
Common Stock - 91.8%
Consumer Discretionary - 11.1%
83,880	Comcast Corp., Class A	$5,564,599
64,850	Delphi Automotive PLC	4,625,102
13,930	Whirlpool Corp.	2,258,889
		12,448,590
Energy - 2.6%
36,420	Schlumberger, Ltd.	2,864,069
Financials - 23.5%
105,250	American International Group, Inc.	6,245,535
44,350	Chubb, Ltd.	5,572,577
100,430	CIT Group, Inc.	3,645,609
63,437	Citigroup, Inc.	2,996,130
53,700	JPMorgan Chase & Co.	3,575,883
100,874	MetLife, Inc.	4,481,832
		26,517,566
Health Care - 15.4%
20,955	Allergan PLC (a)	4,826,146
40,340	Celgene Corp. (a)	4,216,740
27,955	Gilead Sciences, Inc.	2,211,800
38,345	Thermo Fisher Scientific, Inc.	6,099,156
		17,353,842
Industrials - 19.8%
58,130	Danaher Corp.	4,556,811
76,820	Delta Air Lines, Inc.	3,023,635
29,065	Fortive Corp.	1,479,409
187,310	General Electric Co.	5,548,122
80,478	Johnson Controls International PLC	3,744,637
36,355	United Parcel Service, Inc., Class B	3,975,783
		22,328,397
Materials - 2.9%
40,150	Ball Corp.	3,290,292
Software & Services - 12.0%
3,082	Alphabet, Inc., Class A (a)	2,478,113
2,251	Alphabet, Inc., Class C (a)	1,749,680
79,830	Microsoft Corp.	4,598,208
119,780	Oracle Corp.	4,704,958
		13,530,959
Technology Hardware & Equipment - 4.5%
45,250	Apple, Inc.	5,115,512
Total Common Stock (Cost $69,392,751)		103,449,227
Money Market Fund - 8.2%
9,286,979	Goldman Sachs Financial Square Funds, 0.17% (b) (Cost $9,286,979)	9,286,979
Total Investments - 100.0% (Cost $78,679,730)*		$112,736,206
Other Assets & Liabilities, Net – 0.0%		9,079
Net Assets – 100.0%		$112,745,285

PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of September 30, 2016.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$35,182,383
Gross Unrealized Depreciation	(1,125,907)
Net Unrealized Appreciation	$34,056,476

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2016.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$103,449,227
Level 2 - Other Significant Observable Inputs	9,286,979
Level 3 - Significant Unobservable Inputs	-
Total	$112,736,206

The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2016.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	October 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	October 21, 2016

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	October 21, 2016